UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Patrick F. Quan
American Balanced Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Balanced Fund®

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Semi-annual report for the six months ended June 30, 2012

American Balanced Fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	0.11%	1.53%	5.38%

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated March 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.64%. The fund’s distribution rate for Class A shares as of that date was 1.87%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on pages 34 and 35.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

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After a strong first quarter in 2012, U.S. equities modestly declined in price in the second quarter, affected by continued worries about Europe’s fiscal problems and signs of slowing economic growth at home. Equity prices were volatile, declining slightly in April, then moving lower in May after elections in Greece and France. In June, apparent progress in Europe’s banking crisis caused the market to turn higher.

While equity markets continued to be highly volatile, U.S. equities, as measured by Standard & Poor’s 500 Composite Index, rose 9.5% for the six months ended June 30, 2012. Investment-grade bonds, as measured by Barclays U.S. Aggregate Index, gained 2.4%. American Balanced Fund (AMBAL) increased 7.6%, compared with a 5.7% return of the Lipper Balanced Funds Index, one of the fund’s major benchmarks. Another, the 60%/40% S&P/BC Index, had a total return of 6.7%. The market indexes are unmanaged.

American Balanced Fund follows the practice of having between 50% and 75% invested in equities at all times with the rest of the fund invested in a diversified mix of investment-grade fixed-income securities. The allocation will vary based on the judgment of the fund’s investment professionals on the relative attractiveness of equities, bonds and cash. As of June 30, 2012, the fund had 71% in equities, 27% in bonds and 2% in short-term securities including cash.

It was a good time to be invested in high quality U.S. equities since they constituted one of the best areas of the equity market during the period. The vast majority of AMBAL stocks are headquartered in the United States. In particular, consumer discretionary stocks such as online retailer Amazon.com (+31.9%) and Home Depot (+26.1%), two of the fund’s largest holdings, helped fund results. The stocks of two U.S. financial service companies, American Express (+23.4%) and Wells Fargo (+21.3%), also made major contributions.

AMBAL’s energy holdings detracted from results as oil prices fell, reflecting concerns about weaker worldwide economic growth. Royal Dutch Shell shares declined 8.0% and Chevron fell 0.9%.

The fund’s fixed-income portion dampened volatility and provided steady income. The fixed-income portion is conservatively structured to act as a partial offset when the equity portion is impacted by a stock market decline. The fund has substantial investments in U.S. Treasuries, corporate bonds and mortgage- and asset-backed securities.

As has been true since its inception, the fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. We thank our shareholders for their confidence in the fund during these challenging times.

Cordially,

/s/ Gregory D. Johnson

Gregory D. Johnson
Vice Chairman of the Board and Principal Executive Officer

August 7, 2012

For current information about the fund, visit americanfunds.com.

Summary investment portfolio   June 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Percent
of net
Investment mix by security type	assets
Common stocks	71%
Fixed-income securities	27
Short-term securities & other assets less liabilities	2

			Percent
		Value	of net
Common stocks - 70.63%	Shares	(000)	assets

Financials - 13.02%
Wells Fargo & Co.	45,836,600	$1,532,776	2.89
Berkshire Hathaway Inc., Class A (1)	8,777	1,096,642	2.07
American Express Co.	16,224,000	944,399	1.78
Goldman Sachs Group, Inc.	8,296,700	795,322	1.50
American Tower Corp.	4,850,000	339,063	.64
ACE Ltd.	4,570,000	338,774	.64
JPMorgan Chase & Co.	8,545,215	305,321	.57
Weyerhaeuser Co. (1)	12,315,242	275,369	.52
Other securities		1,281,662	2.41
		6,909,328	13.02

Industrials - 9.42%
Union Pacific Corp.	8,433,187	1,006,164	1.90
Boeing Co.	12,075,000	897,173	1.69
Lockheed Martin Corp.	7,223,956	629,062	1.19
General Electric Co.	26,600,000	554,344	1.04
Deere & Co.	5,640,000	456,107	.86
Parker Hannifin Corp.	4,100,000	315,208	.59
Other securities		1,139,061	2.15
		4,997,119	9.42

Information technology - 8.80%
Oracle Corp.	26,452,591	785,642	1.48
Apple Inc. (1)	1,332,000	777,888	1.47
Microsoft Corp.	21,500,000	657,685	1.24
Texas Instruments Inc.	19,195,000	550,704	1.04
TE Connectivity Ltd.	8,880,000	283,361	.53
Other securities		1,615,185	3.04
		4,670,465	8.80

Consumer discretionary - 8.59%
Home Depot, Inc.	20,905,000	1,107,756	2.09
Amazon.com, Inc. (1)	4,170,000	952,220	1.79
Comcast Corp., Class A	21,835,000	698,065	1.32
Walt Disney Co.	6,000,000	291,000	.55
Other securities		1,511,189	2.84
		4,560,230	8.59

Health care - 7.52%
Merck & Co., Inc.	23,174,575	967,538	1.82
Bristol-Myers Squibb Co.	20,380,000	732,661	1.38
UnitedHealth Group Inc.	7,550,000	441,675	.83
Cardinal Health, Inc.	9,115,000	382,830	.72
Baxter International Inc.	6,225,000	330,859	.62
Gilead Sciences, Inc. (1)	6,450,000	330,756	.62
Pfizer Inc	14,250,000	327,750	.62
Johnson & Johnson	4,395,000	296,926	.56
Other securities		181,486	.35
		3,992,481	7.52

Energy - 7.37%
Chevron Corp.	13,737,000	1,449,253	2.73
Royal Dutch Shell PLC, Class B (ADR)	14,904,700	1,042,286	1.96
Other securities		1,420,795	2.68
		3,912,334	7.37

Consumer staples - 6.67%
Philip Morris International Inc.	9,724,099	848,525	1.60
Costco Wholesale Corp.	8,549,226	812,176	1.53
Nestlé SA (2)	6,500,000	387,734	.73
Procter & Gamble Co.	5,998,000	367,378	.69
PepsiCo, Inc.	4,770,000	337,048	.64
Kraft Foods Inc., Class A	8,422,000	325,258	.61
Other securities		461,055	.87
		3,539,174	6.67

Materials - 3.51%
Dow Chemical Co.	14,705,000	463,208	.87
Potash Corp. of Saskatchewan Inc.	8,531,860	372,757	.70
E.I. du Pont de Nemours and Co.	6,250,000	316,062	.60
Other securities		710,681	1.34
		1,862,708	3.51

Utilities - 1.74%
PG&E Corp.	7,660,000	346,768	.65
Other securities		577,486	1.09
		924,254	1.74

Telecommunication services - 1.07%
AT&T Inc.	9,670,000	344,832	.65
Other securities		222,200	.42
		567,032	1.07

Miscellaneous - 2.92%
Other common stocks in initial period of acquisition		1,551,182	2.92

Total common stocks (cost: $28,254,799,000)		37,486,307	70.63

	Principal		Percent
	amount	Value	of net
Bonds & notes - 26.92%	(000)	(000)	assets

Mortgage-backed obligations (3) - 9.10%
Fannie Mae:
3.50% 2042	$263,000	$276,561
0%-11.379% 2012-2047 (4)	2,938,503	3,160,728	6.48
Freddie Mac 0%-6.955% 2019-2041 (4)	390,864	418,057	.79
Other securities		974,337	1.83
		4,829,683	9.10

Corporate bonds & notes - 9.07%
Financials - 2.84%
Murray Street Investment Trust I 4.647% 2017	20,000	20,068
Goldman Sachs Group, Inc. 3.625%-5.75% 2016-2022	86,650	88,244	.20
Wells Fargo & Co. 3.50%-4.60% 2016-2022	64,000	68,850	.13
American Express Co. 6.15% 2017	22,800	27,054	.05
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,961	.05
Other securities		1,280,171	2.41
		1,508,348	2.84

Industrials - 0.88%
General Electric Capital Corp. 1.099%-6.00% 2014-2021 (4)	143,905	149,955	.28
Union Pacific Corp. 5.70%-5.75% 2017-2018	33,475	40,130	.08
Other securities		278,502	.52
		468,587	.88

Energy - 0.81%
Shell International Finance BV 1.875% 2013	16,500	16,680	.03
Other securities		411,296	.78
		427,976	.81

Consumer discretionary - 0.81%
Comcast Corp. 5.30%-6.95% 2014-2037	71,000	85,752	.16
Home Depot, Inc. 4.40%-5.95% 2021-2041	30,000	36,977	.07
Other securities		305,113	.58
		427,842	.81

Telecommunication services - 0.78%
BellSouth Capital Funding Corp. 7.875% 2030	51,500	67,453
SBC Communications Inc. 5.10%-6.45% 2014-2034	79,300	94,566
AT&T Inc. 2.40%-5.35% 2016-2040	25,000	26,803	.36
Other securities		223,564	.42
		412,386	.78

Other corporate bonds & notes - 2.95%
Other securities		1,567,196	2.95

Total corporate bonds & notes		4,812,335	9.07

Bonds & notes of U.S. government & government agencies - 8.38%
U.S. Treasury:
2.75% 2013	291,500	300,997
6.25% 2023	295,500	429,231
4.625% 2040	214,720	297,422
1.125%-6.375% 2013-2042 (5)	2,851,950	3,201,234	7.97
Freddie Mac 1.00%-1.75% 2015-2017	133,000	136,384	.26
Fannie Mae 0.625%-6.25% 2012-2029	58,000	61,565	.12
Other securities		18,738	.03
		4,445,571	8.38

Other - 0.37%
Other securities		201,354	.37

Total bonds & notes (cost: $13,368,303,000)		14,288,943	26.92

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.70%	(000)	(000)	assets

Freddie Mac 0.07%-0.18% due 8/1/2012-2/14/2013	424,650	424,415	.80
Fannie Mae 0.09%-0.185% due 8/27/2012-1/8/2013	342,100	341,904	.64
U.S. Treasury Bills 0.061%-0.136% due 7/19/2012-1/10/2013	267,400	267,329	.50
Texas Instruments Inc. 0.13% due 7/16/2012 (6)	30,000	29,998	.06
Other securities		899,798	1.70

Total short-term securities (cost: $1,963,476,000)		1,963,444	3.70

Total investment securities (cost: $43,586,578,000)		53,738,694	101.25
Other assets less liabilities		(665,391)	(1.25)

Net assets		$53,073,303	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,043,708,000, which represented 1.97% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,740,253,000, which represented 3.28% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $43,586,578)		$53,738,694
Cash		17,642
Receivables for:
Sales of investments	$266,409
Sales of fund's shares	60,839
Dividends and interest	184,415	511,663
		54,267,999
Liabilities:
Payables for:
Purchases of investments	1,064,595
Repurchases of fund's shares	92,955
Investment advisory services	10,180
Services provided by related parties	23,165
Trustees' deferred compensation	3,051
Other	750	1,194,696
Net assets at June 30, 2012		$53,073,303

Net assets consist of:
Capital paid in on shares of beneficial interest		$46,097,819
Undistributed net investment income		32,626
Accumulated net realized loss		(3,209,044)
Net unrealized appreciation		10,151,902
Net assets at June 30, 2012		$53,073,303

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,736,322 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$32,969,250	1,698,359	$19.41
Class B	1,402,970	72,471	19.36
Class C	4,295,249	222,250	19.33
Class F-1	1,303,316	67,158	19.41
Class F-2	326,422	16,820	19.41
Class 529-A	1,976,092	101,920	19.39
Class 529-B	159,653	8,231	19.40
Class 529-C	671,091	34,625	19.38
Class 529-E	108,202	5,583	19.38
Class 529-F-1	71,234	3,676	19.38
Class R-1	131,991	6,836	19.31
Class R-2	1,134,037	58,698	19.32
Class R-3	2,503,338	129,458	19.34
Class R-4	2,493,171	128,597	19.39
Class R-5	1,744,830	89,830	19.42
Class R-6	1,782,457	91,810	19.41

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,597)	$438,315
Interest	223,747	$662,062

Fees and expenses*:
Investment advisory services	62,278
Distribution services	90,179
Transfer agent services	34,262
Administrative services	6,130
Reports to shareholders	1,391
Registration statement and prospectus	520
Trustees' compensation	372
Auditing and legal	19
Custodian	238
Other	1,575	196,964
Net investment income		465,098

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments	784,957
Currency transactions	527	785,484
Net unrealized appreciation (depreciation) on:
Investments	2,497,152
Currency translations	(130)	2,497,022
Net realized gain and unrealized appreciation
on investments and currency		3,282,506
Net increase in net assets resulting
from operations		$3,747,604

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30,	December 31,
	2012*	2011
Operations:
Net investment income	$465,098	$923,374
Net realized gain on investments and currency transactions	785,484	1,067,689
Net unrealized appreciation (depreciation) on investments and currency translations	2,497,022	(150,489)
Net increase in net assets resulting from operations	3,747,604	1,840,574

Dividends paid to shareholders from net investment income	(487,117)	(1,032,748)

Net capital share transactions	398,327	(1,924,854)

Total increase (decrease) in net assets	3,658,814	(1,117,028)

Net assets:
Beginning of period	49,414,489	50,531,517
End of period (including undistributed
net investment income: $32,626 and $54,645, respectively)	$53,073,303	$49,414,489

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                             unaudited

1.	Organization

American Balanced Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Financials	$6,909,328	$-	$-	$6,909,328
Industrials	4,873,000	124,119	-	4,997,119
Information technology	4,522,034	148,431	-	4,670,465
Consumer discretionary	4,560,230	-	-	4,560,230
Health care	3,854,379	138,102	-	3,992,481
Energy	3,834,068	78,266	-	3,912,334
Consumer staples	3,151,440	387,734	-	3,539,174
Materials	1,812,083	50,625	-	1,862,708
Utilities	807,823	116,431	-	924,254
Telecommunication services	567,032	-	-	567,032
Miscellaneous	1,551,182	-	-	1,551,182
Bonds & notes:
Mortgage-backed obligations	-	4,829,683	-	4,829,683
Corporate bonds & notes	-	4,812,335	-	4,812,335
Bonds & notes of U.S. government & government agencies	-	4,445,571	-	4,445,571
Other	-	201,354	-	201,354
Short-term securities	-	1,963,444	-	1,963,444
Total	$36,442,599	$17,296,095	$-	$53,738,694

(*) Securities with a market value of $895,277,000, which represented 1.69% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$57,731
Capital loss carryforward expiring 2017*	(3,867,615)
Post-October capital loss deferral†	(20,625)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,341,272
Gross unrealized depreciation on investment securities	(1,296,172)
Net unrealized appreciation on investment securities	10,045,100
Cost of investment securities	43,693,594

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2012	Year ended December 31, 2011
Class A	$321,470	$683,562
Class B	8,853	29,810
Class C	25,642	62,169
Class F-1	12,227	20,555
Class F-2	3,449	6,282
Class 529-A	18,255	35,963
Class 529-B	880	2,703
Class 529-C	3,712	8,089
Class 529-E	871	1,794
Class 529-F-1	727	1,370
Class R-1	809	1,858
Class R-2	7,083	16,070
Class R-3	20,689	44,622
Class R-4	23,960	46,169
Class R-5	18,905	36,957
Class R-6	19,585	34,775
Total	$487,117	$1,032,748

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2012, the investment advisory services fee was $62,278,000, which was equivalent to an annualized rate of 0.240% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. Under this agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended June 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$38,939	$22,694	$1,613	Not applicable
Class B	7,931	1,203	Not applicable	Not applicable
Class C	21,587	2,881	1,082	Not applicable
Class F-1	1,461	490	293	Not applicable
Class F-2	Not applicable	159	76	Not applicable
Class 529-A	2,085	929	472	$940
Class 529-B	850	106	43	85
Class 529-C	3,202	338	161	321
Class 529-E	261	40	26	52
Class 529-F-1	-	32	17	33
Class R-1	650	66	33	Not applicable
Class R-2	4,145	1,842	279	Not applicable
Class R-3	6,114	1,949	616	Not applicable
Class R-4	2,954	1,127	592	Not applicable
Class R-5	Not applicable	402	414	Not applicable
Class R-6	Not applicable	4	413	Not applicable
Total class-specific expenses	$90,179	$34,262	$6,130	$1,431

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $372,000, shown on the accompanying financial statements, includes $222,000 in current fees (either paid in cash or deferred) and a net increase of $150,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2012
Class A	$2,351,770	122,627	$313,172	16,250	$(2,437,431)	(127,010)	$227,511	11,867
Class B	23,482	1,230	8,692	451	(482,712)	(25,324)	(450,538)	(23,643)
Class C	297,362	15,561	24,750	1,289	(549,935)	(28,845)	(227,823)	(11,995)
Class F-1	337,290	17,604	11,914	619	(129,520)	(6,748)	219,684	11,475
Class F-2	57,561	3,004	3,039	158	(30,027)	(1,565)	30,573	1,597
Class 529-A	189,049	9,885	18,253	948	(98,978)	(5,177)	108,324	5,656
Class 529-B	4,481	234	879	46	(36,869)	(1,934)	(31,509)	(1,654)
Class 529-C	63,936	3,345	3,711	192	(43,555)	(2,285)	24,092	1,252
Class 529-E	9,166	479	871	45	(6,805)	(357)	3,232	167
Class 529-F-1	10,780	561	727	38	(5,423)	(284)	6,084	315
Class R-1	16,431	859	806	42	(19,392)	(1,017)	(2,155)	(116)
Class R-2	166,919	8,750	7,078	369	(189,296)	(9,930)	(15,299)	(811)
Class R-3	346,351	18,165	20,678	1,077	(349,073)	(18,279)	17,956	963
Class R-4	462,948	24,351	23,959	1,245	(294,315)	(15,310)	192,592	10,286
Class R-5	243,969	12,707	18,903	981	(165,759)	(8,601)	97,113	5,087
Class R-6	265,813	13,762	19,585	1,017	(86,908)	(4,527)	198,490	10,252
Total net increase (decrease)	$4,847,308	253,124	$477,017	24,767	$(4,925,998)	(257,193)	$398,327	20,698

Year ended December 31, 2011
Class A	$4,223,895	231,805	$663,135	36,593	$(6,085,463)	(333,848)	$(1,198,433)	(65,450)
Class B	50,910	2,801	29,043	1,604	(947,064)	(52,262)	(867,111)	(47,857)
Class C	510,355	28,097	59,584	3,300	(968,478)	(53,503)	(398,539)	(22,106)
Class F-1	333,652	18,400	19,875	1,097	(250,726)	(13,764)	102,801	5,733
Class F-2	113,096	6,191	5,401	299	(72,215)	(3,978)	46,282	2,512
Class 529-A	324,687	17,841	35,952	1,987	(223,405)	(12,285)	137,234	7,543
Class 529-B	8,599	472	2,701	149	(79,212)	(4,365)	(67,912)	(3,744)
Class 529-C	107,912	5,932	8,086	446	(100,915)	(5,556)	15,083	822
Class 529-E	17,915	985	1,794	99	(15,145)	(835)	4,564	249
Class 529-F-1	14,927	817	1,370	76	(13,573)	(742)	2,724	151
Class R-1	30,531	1,691	1,853	103	(44,023)	(2,428)	(11,639)	(634)
Class R-2	294,617	16,251	16,060	890	(377,220)	(20,830)	(66,543)	(3,689)
Class R-3	567,426	31,306	44,594	2,469	(727,831)	(40,079)	(115,811)	(6,304)
Class R-4	664,130	36,562	46,159	2,550	(600,219)	(32,894)	110,070	6,218
Class R-5	395,594	21,673	36,954	2,038	(457,935)	(25,097)	(25,387)	(1,386)
Class R-6	511,243	27,945	34,770	1,920	(138,250)	(7,565)	407,763	22,300
Total net increase (decrease)	$8,169,489	448,769	$1,007,331	55,620	$(11,101,674)	(610,031)	$(1,924,854)	(105,642)

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,976,557,000 and $11,793,692,000, respectively, during the six months ended June 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(2)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(2)(4)

Class A:	Six months ended 6/30/2012(5)(6)	$18.21	$.18	$1.21	$1.39	$(.19)	$-	$(.19)	$19.41	7.64%	$32,969	.64	%(7)	.64	%(7)	1.91	%(7)
	Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	-	(.40)	18.21	3.82	30,716	.62		.62		1.97
	Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	-	(.36)	17.93	13.02	31,409	.63		.63		2.42
	Year ended 12/31/2009	13.78	.40	2.44	2.84	(.41)	-	(.41)	16.21	21.08	29,675	.67		.67		2.80
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	26,972	.61		.59		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.60	37,999	.60		.58		2.68

Class B:	Six months ended 6/30/2012(5)(6)	18.16	.11	1.20	1.31	(.11)	-	(.11)	19.36	7.24	1,403	1.40	(7)	1.40	(7)	1.13	(7)
	Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	-	(.26)	18.16	3.08	1,745	1.38		1.38		1.21
	Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	-	(.23)	17.87	12.12	2,573	1.38		1.38		1.66
	Year ended 12/31/2009	13.73	.29	2.44	2.73	(.30)	-	(.30)	16.16	20.24	3,305	1.43		1.43		2.06
	Year ended 12/31/2008	19.25	.37	(5.34)	(4.97)	(.41)	(.14)	(.55)	13.73	(26.33)	3,455	1.38		1.35		2.18
	Year ended 12/31/2007	18.96	.38	.72	1.10	(.37)	(.44)	(.81)	19.25	5.83	5,391	1.35		1.32		1.94

Class C:	Six months ended 6/30/2012(5)(6)	18.13	.11	1.20	1.31	(.11)	-	(.11)	19.33	7.25	4,295	1.43	(7)	1.43	(7)	1.12	(7)
	Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	-	(.25)	18.13	3.00	4,247	1.42		1.42		1.17
	Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	-	(.23)	17.85	12.11	4,576	1.43		1.43		1.61
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.16	4,429	1.45		1.45		2.02
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	4,128	1.42		1.40		2.14
	Year ended 12/31/2007	18.95	.37	.72	1.09	(.37)	(.44)	(.81)	19.23	5.73	6,078	1.40		1.37		1.89

Class F-1:	Six months ended 6/30/2012(5)(6)	18.21	.18	1.21	1.39	(.19)	-	(.19)	19.41	7.65	1,303	.63	(7)	.63	(7)	1.93	(7)
	Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	-	(.40)	18.21	3.87	1,014	.63		.63		1.96
	Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	-	(.36)	17.92	12.95	895	.63		.63		2.41
	Year ended 12/31/2009	13.78	.41	2.44	2.85	(.42)	-	(.42)	16.21	21.13	885	.64		.64		2.85
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	946	.61		.58		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.61	1,374	.59		.57		2.69

Class F-2:	Six months ended 6/30/2012(5)(6)	18.21	.21	1.20	1.41	(.21)	-	(.21)	19.41	7.77	327	.40	(7)	.40	(7)	2.15	(7)
	Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	-	(.44)	18.21	4.12	277	.40		.40		2.19
	Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	-	(.40)	17.92	13.21	228	.40		.40		2.63
	Year ended 12/31/2009	13.78	.43	2.45	2.88	(.45)	-	(.45)	16.21	21.41	164	.41		.41		2.87
	Period from 8/5/2008 to 12/31/2008(5)	17.44	.21	(3.59)	(3.38)	(.28)	-	(.28)	13.78	(19.51)	39	.17		.16		1.45

Class 529-A:	Six months ended 6/30/2012(5)(6)	18.19	.17	1.21	1.38	(.18)	-	(.18)	19.39	7.61	1,976	.72	(7)	.72	(7)	1.83	(7)
	Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	-	(.39)	18.19	3.75	1,751	.70		.70		1.89
	Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	-	(.35)	17.91	12.97	1,589	.69		.69		2.35
	Year ended 12/31/2009	13.77	.39	2.43	2.82	(.40)	-	(.40)	16.19	20.97	1,291	.73		.73		2.73
	Year ended 12/31/2008	19.29	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.77	(25.76)	1,030	.68		.65		2.90
	Year ended 12/31/2007	19.01	.51	.72	1.23	(.51)	(.44)	(.95)	19.29	6.47	1,323	.68		.66		2.60

Class 529-B:	Six months ended 6/30/2012(5)(6)	18.19	.10	1.21	1.31	(.10)	-	(.10)	19.40	7.22	160	1.52	(7)	1.52	(7)	1.02	(7)
	Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	-	(.24)	18.19	2.95	180	1.49		1.49		1.09
	Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	-	(.21)	17.90	11.99	244	1.48		1.48		1.56
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.09	284	1.53		1.53		1.95
	Year ended 12/31/2008	19.28	.35	(5.34)	(4.99)	(.39)	(.14)	(.53)	13.76	(26.36)	251	1.48		1.46		2.09
	Year ended 12/31/2007	19.00	.36	.71	1.07	(.35)	(.44)	(.79)	19.28	5.64	342	1.47		1.44		1.81

Class 529-C:	Six months ended 6/30/2012(5)(6)	18.19	.10	1.20	1.30	(.11)	-	(.11)	19.38	7.15	671	1.50	(7)	1.50	(7)	1.05	(7)
	Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	-	(.24)	18.19	3.00	607	1.48		1.48		1.11
	Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	-	(.22)	17.90	12.03	583	1.48		1.48		1.57
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.10	507	1.52		1.52		1.94
	Year ended 12/31/2008	19.29	.35	(5.35)	(5.00)	(.39)	(.14)	(.53)	13.76	(26.40)	420	1.48		1.45		2.09
	Year ended 12/31/2007	19.00	.36	.72	1.08	(.35)	(.44)	(.79)	19.29	5.70	567	1.47		1.44		1.82

Class 529-E:	Six months ended 6/30/2012(5)(6)	$18.18	$.15	$1.21	$1.36	$(.16)	$-	$(.16)	$19.38	7.48%	$108	.97	%(7)	.97	%(7)	1.58	%(7)
	Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	-	(.34)	18.18	3.47	98	.97		.97		1.62
	Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	-	(.30)	17.90	12.59	92	.97		.97		2.07
	Year ended 12/31/2009	13.76	.35	2.44	2.79	(.36)	-	(.36)	16.19	20.71	80	1.02		1.02		2.45
	Year ended 12/31/2008	19.28	.44	(5.34)	(4.90)	(.48)	(.14)	(.62)	13.76	(25.99)	65	.97		.95		2.60
	Year ended 12/31/2007	19.00	.46	.71	1.17	(.45)	(.44)	(.89)	19.28	6.18	84	.96		.94		2.32

Class 529-F-1:	Six months ended 6/30/2012(5)(6)	18.18	.20	1.20	1.40	(.20)	-	(.20)	19.38	7.73	71	.50	(7)	.50	(7)	2.06	(7)
	Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	-	(.43)	18.18	3.98	61	.48		.48		2.11
	Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	-	(.39)	17.90	13.15	57	.47		.47		2.57
	Year ended 12/31/2009	13.76	.42	2.44	2.86	(.43)	-	(.43)	16.19	21.31	42	.52		.52		2.93
	Year ended 12/31/2008	19.28	.52	(5.34)	(4.82)	(.56)	(.14)	(.70)	13.76	(25.61)	31	.47		.45		3.11
	Year ended 12/31/2007	19.00	.56	.71	1.27	(.55)	(.44)	(.99)	19.28	6.71	36	.46		.44		2.82

Class R-1:	Six months ended 6/30/2012(5)(6)	18.12	.11	1.20	1.31	(.12)	-	(.12)	19.31	7.22	132	1.40	(7)	1.40	(7)	1.15	(7)
	Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	-	(.26)	18.12	3.09	126	1.40		1.40		1.19
	Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	-	(.23)	17.83	12.10	135	1.40		1.40		1.65
	Year ended 12/31/2009	13.71	.29	2.43	2.72	(.30)	-	(.30)	16.13	20.22	120	1.43		1.43		2.03
	Year ended 12/31/2008	19.22	.37	(5.33)	(4.96)	(.41)	(.14)	(.55)	13.71	(26.30)	89	1.38		1.35		2.21
	Year ended 12/31/2007	18.94	.37	.72	1.09	(.37)	(.44)	(.81)	19.22	5.74	104	1.40		1.37		1.89

Class R-2:	Six months ended 6/30/2012(5)(6)	18.13	.11	1.20	1.31	(.12)	-	(.12)	19.32	7.23	1,134	1.37	(7)	1.37	(7)	1.18	(7)
	Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	-	(.26)	18.13	3.05	1,079	1.38		1.38		1.21
	Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	-	(.23)	17.85	12.14	1,128	1.40		1.40		1.64
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.14	1,054	1.47		1.47		1.99
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	855	1.42		1.39		2.15
	Year ended 12/31/2007	18.95	.37	.71	1.08	(.36)	(.44)	(.80)	19.23	5.71	1,168	1.41		1.39		1.87

Class R-3:	Six months ended 6/30/2012(5)(6)	18.14	.15	1.21	1.36	(.16)	-	(.16)	19.34	7.51	2,503	.96	(7)	.96	(7)	1.59	(7)
	Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	-	(.34)	18.14	3.50	2,331	.95		.95		1.64
	Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	-	(.31)	17.86	12.64	2,408	.94		.94		2.10
	Year ended 12/31/2009	13.73	.36	2.43	2.79	(.37)	-	(.37)	16.15	20.73	2,326	.97		.97		2.49
	Year ended 12/31/2008	19.24	.45	(5.33)	(4.88)	(.49)	(.14)	(.63)	13.73	(25.94)	1,959	.90		.87		2.65
	Year ended 12/31/2007	18.96	.46	.72	1.18	(.46)	(.44)	(.90)	19.24	6.23	3,301	.92		.90		2.36

Class R-4:	Six months ended 6/30/2012(5)(6)	18.19	.18	1.21	1.39	(.19)	-	(.19)	19.39	7.65	2,493	.65	(7)	.65	(7)	1.91	(7)
	Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	-	(.40)	18.19	3.80	2,152	.65		.65		1.94
	Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	-	(.36)	17.91	13.01	2,007	.65		.65		2.39
	Year ended 12/31/2009	13.76	.40	2.44	2.84	(.41)	-	(.41)	16.19	21.09	1,736	.67		.67		2.75
	Year ended 12/31/2008	19.28	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.76	(25.75)	1,395	.65		.62		2.92
	Year ended 12/31/2007	19.00	.52	.71	1.23	(.51)	(.44)	(.95)	19.28	6.50	1,865	.65		.62		2.64

Class R-5:	Six months ended 6/30/2012(5)(6)	18.22	.21	1.21	1.42	(.22)	-	(.22)	19.42	7.79	1,745	.35	(7)	.35	(7)	2.20	(7)
	Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	-	(.45)	18.22	4.11	1,544	.35		.35		2.24
	Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	-	(.41)	17.94	13.32	1,545	.35		.35		2.69
	Year ended 12/31/2009	13.79	.45	2.43	2.88	(.45)	-	(.45)	16.22	21.44	1,332	.37		.37		3.19
	Year ended 12/31/2008	19.32	.54	(5.35)	(4.81)	(.58)	(.14)	(.72)	13.79	(25.52)	1,418	.35		.33		3.28
	Year ended 12/31/2007	19.03	.58	.72	1.30	(.57)	(.44)	(1.01)	19.32	6.86	957	.35		.33		2.94

Class R-6:	Six months ended 6/30/2012(5)(6)	18.21	.22	1.20	1.42	(.22)	-	(.22)	19.41	7.82	1,783	.30	(7)	.30	(7)	2.26	(7)
	Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	-	(.46)	18.21	4.16	1,486	.30		.30		2.30
	Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	-	(.41)	17.93	13.38	1,063	.30		.30		2.75
	Period from 5/1/2009 to 12/31/2009(5)	13.64	.30	2.61	2.91	(.34)	-	(.34)	16.21	21.52	590	.33	(7)	.33	(7)	2.94	(7)

	Six months ended June 30,	Year ended December 31
	2012(5)(6)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	27%	47%	37%	46%	41%	35%

(1)Based on average shares outstanding.
(2)For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.

(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                     unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:
The first line of each share class in the table on page 33 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 33 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,076.42	$3.30	.64%
Class A -- assumed 5% return	1,000.00	1,021.68	3.22	.64
Class B -- actual return	1,000.00	1,072.35	7.21	1.40
Class B -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class C -- actual return	1,000.00	1,072.53	7.37	1.43
Class C -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class F-1 -- actual return	1,000.00	1,076.52	3.25	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class F-2 -- actual return	1,000.00	1,077.68	2.07	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-A -- actual return	1,000.00	1,076.11	3.72	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-B -- actual return	1,000.00	1,072.20	7.83	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-C -- actual return	1,000.00	1,071.46	7.73	1.50
Class 529-C -- assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class 529-E -- actual return	1,000.00	1,074.80	5.00	.97
Class 529-E -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Class 529-F-1 -- actual return	1,000.00	1,077.31	2.58	.50
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.38	2.51	.50
Class R-1 -- actual return	1,000.00	1,072.23	7.21	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 -- actual return	1,000.00	1,072.32	7.06	1.37
Class R-2 -- assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-3 -- actual return	1,000.00	1,075.05	4.95	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 -- actual return	1,000.00	1,076.49	3.36	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 -- actual return	1,000.00	1,077.95	1.81	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 -- actual return	1,000.00	1,078.23	1.55	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.37	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years/
June 30, 2012:	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	0.45%	1.61%	5.36%
Not reflecting CDSC	5.45	1.97	5.36

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.40	1.93	5.16
Not reflecting CDSC	5.40	1.93	5.16

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	6.29	2.75	6.00

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	6.53	—	5.70

Class 529-A shares4
Reflecting 5.75% maximum sales charge	0.03%	1.46%	5.32%
Not reflecting maximum sales charge	6.15	2.67	5.94

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	0.37	1.49	5.24
Not reflecting CDSC	5.37	1.86	5.24

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.32	1.86	5.08
Not reflecting CDSC	5.32	1.86	5.08

Class 529-E shares3,4	5.88	2.38	5.61

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	6.39	2.89	6.92

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2012, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-911-0812P

Litho in USA AGD/ALD/8077-S33507

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio
June 30, 2012                          unaudited

		Value
Common stocks — 70.63%	Shares	(000)

FINANCIALS — 13.02%
Wells Fargo & Co.	45,836,600	$1,532,776
Berkshire Hathaway Inc., Class A1	8,777	1,096,642
American Express Co.	16,224,000	944,399
Goldman Sachs Group, Inc.	8,296,700	795,322
American Tower Corp.	4,850,000	339,063
ACE Ltd.	4,570,000	338,774
JPMorgan Chase & Co.	8,545,215	305,321
Weyerhaeuser Co.1	12,315,242	275,369
Citigroup Inc.	9,500,000	260,395
SunTrust Banks, Inc.	9,500,000	230,185
BlackRock, Inc.	1,000,000	169,820
U.S. Bancorp	4,410,000	141,826
Moody’s Corp.	2,300,000	84,065
Allstate Corp.	2,250,000	78,952
Chubb Corp.	1,000,000	72,820
HDFC Bank Ltd. (ADR)	2,200,000	71,720
Progressive Corp.	3,130,000	65,198
Bank of America Corp.	7,500,000	61,350
T. Rowe Price Group, Inc.	720,000	45,331
		6,909,328

INDUSTRIALS — 9.42%
Union Pacific Corp.	8,433,187	1,006,164
Boeing Co.	12,075,000	897,173
Lockheed Martin Corp.	7,223,956	629,062
General Electric Co.	26,600,000	554,344
Deere & Co.	5,640,000	456,107
Parker Hannifin Corp.	4,100,000	315,208
Cummins Inc.	2,695,000	261,172
United Technologies Corp.	2,650,000	200,155
Emerson Electric Co.	3,495,000	162,797
European Aeronautic Defence and Space Co. EADS NV2	3,500,000	124,119
General Dynamics Corp.	1,865,000	123,015
Honeywell International Inc.	1,500,000	83,760
Northrop Grumman Corp.	1,250,000	79,737
Expeditors International of Washington, Inc.	1,480,000	57,350
CSX Corp.	2,100,000	46,956
		4,997,119

INFORMATION TECHNOLOGY — 8.80%
Oracle Corp.	26,452,591	785,642
Apple Inc.1	1,332,000	777,888
Microsoft Corp.	21,500,000	657,685
Texas Instruments Inc.	19,195,000	550,704
TE Connectivity Ltd.	8,880,000	283,361
Google Inc., Class A1	440,000	$255,231
Maxim Integrated Products, Inc.	9,420,000	241,529
ASML Holding NV (New York registered)	4,304,000	221,312
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)1	13,000,000	181,480
EMC Corp.1	6,000,000	153,780
Samsung Electronics Co. Ltd.2	140,000	148,431
Corning Inc.	9,000,000	116,370
Paychex, Inc.	3,477,000	109,213
Analog Devices, Inc.	2,000,000	75,340
International Business Machines Corp.	340,000	66,497
Yahoo! Inc.1	2,906,000	46,002
		4,670,465

CONSUMER DISCRETIONARY — 8.59%
Home Depot, Inc.	20,905,000	1,107,756
Amazon.com, Inc.1	4,170,000	952,220
Comcast Corp., Class A	21,835,000	698,065
Walt Disney Co.	6,000,000	291,000
VF Corp.	1,750,000	233,537
DIRECTV, Class A1	3,945,000	192,595
Time Warner Inc.	5,000,000	192,500
General Motors Co.1	7,000,000	138,040
Macy’s, Inc.	4,000,000	137,400
McGraw-Hill Companies, Inc.	3,000,000	135,000
Starbucks Corp.	2,500,000	133,300
McDonald’s Corp.	1,350,000	119,516
Las Vegas Sands Corp.	2,045,000	88,937
NIKE, Inc., Class B	827,221	72,613
Johnson Controls, Inc.	2,445,000	67,751
		4,560,230

HEALTH CARE — 7.52%
Merck & Co., Inc.	23,174,575	967,538
Bristol-Myers Squibb Co.	20,380,000	732,661
UnitedHealth Group Inc.	7,550,000	441,675
Cardinal Health, Inc.	9,115,000	382,830
Baxter International Inc.	6,225,000	330,859
Gilead Sciences, Inc.1	6,450,000	330,756
Pfizer Inc	14,250,000	327,750
Johnson & Johnson	4,395,000	296,926
Roche Holding AG2	800,000	138,102
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	43,384
		3,992,481

ENERGY — 7.37%
Chevron Corp.	13,737,000	1,449,253
Royal Dutch Shell PLC, Class B (ADR)	14,904,700	1,042,286
ConocoPhillips	4,200,000	234,696
Concho Resources Inc.1	2,055,000	174,922
Kinder Morgan, Inc.	5,320,000	171,410
Transocean Ltd.	2,500,000	111,825
Apache Corp.	1,195,000	105,029
Occidental Petroleum Corp.	1,200,000	102,924
Baker Hughes Inc.	2,400,000	98,640
Technip SA2	750,000	78,266
Newfield Exploration Co.1	2,284,628	66,962
Cimarex Energy Co.	1,180,000	65,042
Schlumberger Ltd.	990,000	64,261
Suncor Energy Inc.	2,000,000	$57,833
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,825,000	53,025
TOTAL SA (ADR)	800,000	35,960
		3,912,334

CONSUMER STAPLES — 6.67%
Philip Morris International Inc.	9,724,099	848,525
Costco Wholesale Corp.	8,549,226	812,176
Nestlé SA2	6,500,000	387,734
Nestlé SA (ADR)	1,500,000	89,610
Procter & Gamble Co.	5,998,000	367,378
PepsiCo, Inc.	4,770,000	337,048
Kraft Foods Inc., Class A	8,422,000	325,258
Coca-Cola Co.	1,290,000	100,865
Unilever NV (New York registered)	2,970,000	99,050
Kellogg Co.	2,000,000	98,660
Colgate-Palmolive Co.	700,000	72,870
		3,539,174

MATERIALS — 3.51%
Dow Chemical Co.	14,705,000	463,208
Potash Corp. of Saskatchewan Inc.	8,531,860	372,757
E.I. du Pont de Nemours and Co.	6,250,000	316,062
Alcoa Inc.	17,500,000	153,125
Nucor Corp.	4,000,000	151,600
Cliffs Natural Resources Inc.	2,983,000	147,032
Monsanto Co.	1,300,000	107,614
Steel Dynamics, Inc.	5,179,668	60,861
Rio Tinto PLC2	1,060,000	50,625
Barrick Gold Corp.	1,060,000	39,824
		1,862,708

UTILITIES — 1.74%
PG&E Corp.	7,660,000	346,768
FirstEnergy Corp.	2,860,000	140,683
Exelon Corp.	3,560,000	133,927
Duke Energy Corp.	5,080,000	117,145
National Grid PLC2	11,000,000	116,431
Edison International	1,500,000	69,300
		924,254

TELECOMMUNICATION SERVICES — 1.07%
AT&T Inc.	9,670,000	344,832
Verizon Communications Inc.	5,000,000	222,200
		567,032

MISCELLANEOUS — 2.92%
Other common stocks in initial period of acquisition		1,551,182

Total common stocks (cost: $28,254,799,000)		37,486,307

	Principal amount
Bonds & notes — 26.92%	(000)

MORTGAGE-BACKED OBLIGATIONS3 — 9.10%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$16,000	16,177
Fannie Mae 11.00% 2018	168	184
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	14,000	14,385
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	$1,961	$1,999
Fannie Mae 3.50% 2024	1,457	1,541
Fannie Mae 4.00% 2024	44,402	47,220
Fannie Mae 4.00% 2024	18,219	19,393
Fannie Mae 4.00% 2024	13,687	14,569
Fannie Mae 4.00% 2024	2,571	2,737
Fannie Mae 3.50% 2025	21,068	22,275
Fannie Mae 3.50% 2025	18,954	20,054
Fannie Mae 3.50% 2025	520	550
Fannie Mae 4.50% 2025	14,861	15,947
Fannie Mae 4.50% 2025	14,729	15,804
Fannie Mae, Series 2001-4, Class NA, 11.379% 20254	82	91
Fannie Mae 3.50% 2026	103,666	109,683
Fannie Mae 3.00% 2027	102,000	106,909
Fannie Mae 3.00% 2027	60,042	63,219
Fannie Mae 3.00% 2027	28,501	29,924
Fannie Mae 3.50% 2027	68,400	72,290
Fannie Mae 4.50% 2027	34,620	37,119
Fannie Mae, Series 2001-20, Class D, 11.017% 20314	40	44
Fannie Mae 5.00% 2033	8,043	8,755
Fannie Mae 5.00% 2033	4,054	4,413
Fannie Mae 5.50% 2033	11,598	12,783
Fannie Mae 5.50% 2033	9,691	10,675
Fannie Mae 5.50% 2033	1,139	1,255
Fannie Mae 4.50% 2034	43,319	46,642
Fannie Mae 5.00% 2034	8,931	9,744
Fannie Mae 5.00% 2034	4,853	5,282
Fannie Mae 5.00% 2035	34,875	37,938
Fannie Mae 5.00% 2035	4,242	4,630
Fannie Mae 5.50% 2035	5,173	5,695
Fannie Mae 5.50% 2035	3,040	3,338
Fannie Mae 6.50% 2035	7,418	8,492
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	3,875	3,693
Fannie Mae 5.00% 2036	8,148	8,844
Fannie Mae 5.00% 2036	4,087	4,445
Fannie Mae 5.50% 2036	1,342	1,468
Fannie Mae 5.50% 2036	1,226	1,342
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	9,016	10,147
Fannie Mae 6.00% 2036	3,178	3,505
Fannie Mae 5.387% 20374	8,439	8,937
Fannie Mae 6.00% 2037	49,577	54,642
Fannie Mae 6.00% 2037	44,878	49,608
Fannie Mae 6.00% 2037	16,172	17,786
Fannie Mae 6.00% 2037	11,003	12,087
Fannie Mae 6.00% 2037	6,731	7,389
Fannie Mae 6.00% 2037	1,537	1,688
Fannie Mae 6.50% 2037	13,847	15,559
Fannie Mae 6.50% 2037	11,443	12,857
Fannie Mae 6.50% 2037	10,455	11,747
Fannie Mae 6.50% 2037	7,104	7,884
Fannie Mae 7.00% 2037	2,810	3,151
Fannie Mae 7.00% 2037	2,289	2,566
Fannie Mae 7.00% 2037	1,076	1,206
Fannie Mae 5.00% 2038	134,957	146,813
Fannie Mae 5.00% 2038	4,925	5,361
Fannie Mae 5.50% 2038	3,537	3,860
Fannie Mae 6.00% 2038	28,428	31,332
Fannie Mae 6.00% 2038	15,432	16,928
Fannie Mae 6.00% 2038	4,800	5,265
Fannie Mae 6.50% 2038	$14,874	$16,722
Fannie Mae 4.50% 2039	44,087	47,332
Fannie Mae 5.00% 2039	3,899	4,222
Fannie Mae 6.00% 2039	88,665	97,722
Fannie Mae 6.00% 2039	34,122	37,607
Fannie Mae 6.00% 2039	14,967	16,487
Fannie Mae 6.00% 2039	7,889	8,660
Fannie Mae 6.00% 2039	7,233	7,945
Fannie Mae 3.50% 2040	17,140	18,042
Fannie Mae 4.00% 2040	137,856	147,039
Fannie Mae 4.00% 2040	42,676	46,079
Fannie Mae 4.50% 2040	87,589	94,310
Fannie Mae 4.50% 2040	52,554	56,587
Fannie Mae 4.50% 2040	45,416	48,750
Fannie Mae 4.50% 2040	35,076	37,767
Fannie Mae 4.50% 2040	30,259	32,581
Fannie Mae 4.50% 2040	15,759	16,968
Fannie Mae 5.00% 2040	41,891	45,572
Fannie Mae 5.00% 2040	6,206	6,781
Fannie Mae 5.00% 2040	4,765	5,183
Fannie Mae 5.00% 2040	4,697	5,109
Fannie Mae 6.00% 2040	7,807	8,563
Fannie Mae 3.50% 2041	46,023	48,445
Fannie Mae 3.50% 2041	31,365	33,016
Fannie Mae 3.50% 2041	27,546	28,996
Fannie Mae 3.50% 2041	23,914	25,172
Fannie Mae 4.00% 2041	64,735	69,047
Fannie Mae 4.00% 2041	38,202	40,746
Fannie Mae 4.00% 2041	31,681	33,792
Fannie Mae 4.00% 2041	24,403	26,028
Fannie Mae 4.00% 2041	21,734	23,182
Fannie Mae 4.50% 2041	74,247	80,082
Fannie Mae 4.50% 2041	21,312	22,987
Fannie Mae 4.50% 2041	16,381	17,669
Fannie Mae 5.50% 2041	86,583	94,498
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	419	489
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	335	382
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	571	683
Fannie Mae 3.50% 2042	263,000	276,561
Fannie Mae 3.50% 2042	108,935	115,588
Fannie Mae 3.50% 2042	87,856	92,700
Fannie Mae 3.50% 2042	74,631	78,745
Fannie Mae 4.00% 2042	35,184	37,539
Fannie Mae 4.00% 2042	4,335	4,697
Fannie Mae 4.50% 2042	49,000	52,583
Fannie Mae 6.00% 2042	130,000	142,878
Fannie Mae 6.00% 2042	45,000	49,451
Fannie Mae, Series 2002-W1, Class 2A, 7.059% 20424	586	691
Fannie Mae 6.50% 2047	2,571	2,847
Fannie Mae 6.50% 2047	929	1,029
Fannie Mae 6.50% 2047	682	755
Fannie Mae 6.50% 2047	465	515
Fannie Mae 7.00% 2047	1,491	1,663
Fannie Mae 7.00% 2047	1,297	1,447
Fannie Mae 7.00% 2047	1,067	1,190
Fannie Mae 7.00% 2047	1,008	1,125
Fannie Mae 7.00% 2047	618	689
Fannie Mae 7.00% 2047	506	564
Fannie Mae 7.00% 2047	$376	$419
Fannie Mae 7.00% 2047	270	301
Fannie Mae 7.00% 2047	127	142
Fannie Mae 7.00% 2047	55	62
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	10,300	10,514
Freddie Mac 5.00% 2023	12,063	12,909
Freddie Mac 5.00% 2023	8,804	9,429
Freddie Mac 5.00% 2023	6,526	6,983
Freddie Mac 5.00% 2023	2,809	3,006
Freddie Mac 5.00% 2023	2,418	2,590
Freddie Mac 5.00% 2023	2,085	2,231
Freddie Mac 5.00% 2024	16,478	17,672
Freddie Mac 6.00% 2026	5,836	6,414
Freddie Mac 6.00% 2026	4,345	4,775
Freddie Mac 6.00% 2026	3,847	4,228
Freddie Mac 6.50% 2027	2,129	2,403
Freddie Mac 6.50% 2027	686	775
Freddie Mac 6.50% 2027	485	548
Freddie Mac 6.50% 2028	1,282	1,447
Freddie Mac, Series T-041, Class 3-A, 6.955% 20324	2,599	3,014
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,732	8,598
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,929	10,489
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	7,864	7,300
Freddie Mac, Series 3233, Class PA, 6.00% 2036	18,964	21,093
Freddie Mac, Series 3318, Class JT, 5.50% 2037	16,634	18,126
Freddie Mac, Series 3312, Class PA, 5.50% 2037	14,429	15,731
Freddie Mac, Series 3272, Class PA, 6.00% 2037	12,674	13,963
Freddie Mac 6.00% 2038	9,005	9,887
Freddie Mac 6.00% 2038	1,427	1,561
Freddie Mac 6.50% 2038	6,238	6,991
Freddie Mac 4.50% 2040	45,525	48,719
Freddie Mac 4.00% 2041	144,440	153,564
Freddie Mac 4.00% 2041	12,311	13,097
Government National Mortgage Assn. 10.00% 2021	296	332
Government National Mortgage Assn. 6.00% 2038	37,362	41,835
Government National Mortgage Assn. 6.50% 2038	16,859	19,127
Government National Mortgage Assn. 4.00% 2039	4,923	5,395
Government National Mortgage Assn. 4.00% 2039	4,541	4,977
Government National Mortgage Assn. 4.00% 2039	3,219	3,528
Government National Mortgage Assn. 4.00% 2040	22,092	24,298
Government National Mortgage Assn. 4.00% 2040	18,726	20,523
Government National Mortgage Assn. 4.00% 2040	13,945	15,284
Government National Mortgage Assn. 4.00% 2040	8,761	9,602
Government National Mortgage Assn. 4.00% 2040	7,738	8,481
Government National Mortgage Assn. 4.00% 2040	5,770	6,324
Government National Mortgage Assn. 4.00% 2040	5,699	6,258
Government National Mortgage Assn. 4.00% 2040	5,656	6,221
Government National Mortgage Assn. 4.00% 2040	4,444	4,870
Government National Mortgage Assn. 4.00% 2040	2,812	3,082
Government National Mortgage Assn. 4.00% 2040	500	548
Government National Mortgage Assn. 4.00% 2041	52,562	57,601
Government National Mortgage Assn. 4.00% 2041	19,271	21,091
Government National Mortgage Assn. 4.00% 2041	8,738	9,563
Government National Mortgage Assn. 4.00% 2041	1,660	1,817
Government National Mortgage Assn. 4.00% 2041	876	958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,474	1,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.468% 20374	19,545	19,995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	835	834
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	$13,895	$14,442
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20454	16,835	19,190
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20465	15,005	15,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	40,900	43,554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20494	20,920	23,817
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	18,300	19,196
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,202
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	32,200	33,256
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20444	9,250	10,322
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	51,215	58,271
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	926	990
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	624	654
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	919	964
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,637	1,776
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,993	5,159
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,827
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	320	321
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.966% 20394	14,490	15,524
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	14,762	15,177
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20384	22,761	26,058
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	27,953	31,130
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	37,400
Nationwide Building Society, Series 2007-2, 5.50% 20125	32,500	32,522
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	14,411	15,438
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20465	9,500	10,819
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.486% 20454	25,000	25,339
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20454	6,788	7,559
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,265
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)4	13,569	15,403
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	22,871	23,213
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20404	20,000	20,952
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	20,400	20,666
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20265	18,090	19,974
Bank of Montreal 2.85% 20155	17,000	18,005
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.627% 20354	18,155	17,692
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	16,030	16,525
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,556
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20584,5	4,843	4,954
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.824% 20334	3,969	3,389
		4,829,683

CORPORATE BONDS & NOTES — 9.07%
FINANCIALS — 2.84%
Goldman Sachs Group, Inc. 3.625% 2016	46,650	46,710
Murray Street Investment Trust I 4.647% 2017	20,000	20,068
Goldman Sachs Group, Inc. 5.25% 2021	20,000	20,367
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,167
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	4,445	4,706
Westfield Group 5.75% 20155	16,250	17,687
Westfield Group 5.70% 20165	30,520	33,627
Westfield Group 7.125% 20185	15,750	18,689
WEA Finance LLC 4.625% 20215	25,000	26,488
Citigroup Inc. 1.317% 20134	35,000	35,007
Citigroup Inc. 4.587% 2015	20,950	21,936
Citigroup Inc. 3.953% 2016	13,050	13,389
Citigroup Inc. 6.125% 2018	5,525	6,180
Citigroup Inc. 8.50% 2019	9,975	12,343
Bank of America Corp., Series L, 3.625% 2016	23,820	23,958
Bank of America Corp. 3.75% 2016	21,955	22,162
Bank of America Corp. 5.75% 2017	$13,650	$14,591
Bank of America Corp. 5.625% 2020	15,500	16,632
Bank of America Corp. 5.00% 2021	7,750	8,016
Wells Fargo & Co. 3.676% 2016	19,000	20,250
Wells Fargo & Co. 4.60% 2021	25,000	27,962
Wells Fargo & Co., Series I, 3.50% 2022	20,000	20,638
Prologis, Inc. 5.625% 2015	10,425	11,372
Prologis, Inc. 6.625% 2018	18,100	20,913
Prologis, Inc. 6.625% 2019	2,851	3,331
Prologis, Inc. 7.375% 2019	19,835	24,080
Kimco Realty Corp. 6.00% 2012	2,750	2,795
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,544
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,406
Kimco Realty Corp. 5.70% 2017	21,180	23,492
Royal Bank of Scotland PLC 3.40% 2013	13,150	13,291
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,312
Royal Bank of Scotland PLC 4.875% 2015	20,000	20,711
Barclays Bank PLC 2.50% 2013	8,500	8,563
Barclays Bank PLC 2.375% 2014	20,000	20,056
Barclays Bank PLC 5.125% 2020	18,000	19,576
CNA Financial Corp. 5.85% 2014	25,000	26,840
CNA Financial Corp. 6.50% 2016	16,000	18,027
Hospitality Properties Trust 6.75% 2013	7,215	7,261
Hospitality Properties Trust 6.30% 2016	12,631	13,605
Hospitality Properties Trust 6.70% 2018	21,025	23,050
ERP Operating LP 5.375% 2016	25,000	28,038
ERP Operating LP 4.75% 2020	12,000	13,232
Monumental Global Funding 5.50% 20135	12,000	12,424
Monumental Global Funding III 0.667% 20144,5	29,000	28,555
American International Group, Inc. 3.00% 2015	26,000	26,152
American International Group, Inc. 4.875% 2016	12,000	12,746
ACE INA Holdings Inc. 5.875% 2014	20,000	21,813
ACE INA Holdings Inc. 2.60% 2015	12,665	13,185
Standard Chartered PLC 3.85% 20155	12,500	13,086
Standard Chartered PLC 3.20% 20165	21,000	21,493
Société Générale 5.20% 20215	35,350	33,865
BNP Paribas 3.60% 2016	19,000	19,241
BNP Paribas 5.00% 2021	12,750	13,120
MetLife Global Funding I 5.125% 20135	12,000	12,399
MetLife Global Funding I 2.50% 20155	16,000	16,414
American Express Co. 6.15% 2017	22,800	27,054
Simon Property Group, LP 6.75% 2014	8,495	9,213
Simon Property Group, LP 5.875% 2017	15,165	17,483
Morgan Stanley, Series F, 2.875% 2014	18,000	17,805
Morgan Stanley 3.80% 2016	8,700	8,439
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,961
JPMorgan Chase & Co. 3.45% 2016	15,000	15,566
JPMorgan Chase & Co. 4.35% 2021	6,250	6,614
QBE Capital Funding II LP 6.797% (undated)4,5	24,470	21,627
Boston Properties, Inc. 3.70% 2018	20,000	20,939
Bank of Nova Scotia 2.55% 2017	20,000	20,811
US Bancorp., Series T, 1.65% 2017	19,500	19,674
UBS AG 2.25% 2014	18,500	18,603
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,632
ANZ National (International) Ltd. 3.125% 20155	16,500	16,956
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,643
HCP, Inc. 5.375% 2021	15,000	16,627
AXA SA, Series B, junior subordinated 6.379% (undated)4,5	20,680	16,337
Principal Life Insurance Co. 5.30% 2013	$15,500	$16,082
Westpac Banking Corp. 3.00% 2015	15,300	15,848
New York Life Global Funding 5.25% 20125	15,000	15,188
Prudential Holdings, LLC, Series C, 8.695% 20233,5	11,500	14,226
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	13,528
Household Finance Corp. 6.375% 2012	13,000	13,276
Toronto-Dominion Bank 2.375% 2016	12,000	12,341
American Tower Corp. 4.625% 2015	10,000	10,593
Lincoln National Corp. 5.65% 2012	10,000	10,069
Santander Issuances, SA Unipersonal 6.50% 20194,5	11,500	9,833
Nationwide Mutual Insurance Co. 5.81% 20244,5	8,150	7,417
Commonwealth Bank of Australia 1.95% 2015	6,600	6,648
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,249
Intesa Sanpaolo SpA 6.50% 20215	5,141	4,505
		1,508,348

CONSUMER STAPLES — 0.94%
Kraft Foods Inc. 6.75% 2014	16,180	17,732
Kraft Foods Inc. 2.25% 20175	7,725	7,922
Kraft Foods Inc. 5.375% 2020	20,000	23,720
Kraft Foods Inc. 3.50% 20225	23,285	23,964
Kraft Foods Inc. 6.50% 2040	20,000	25,818
Anheuser-Busch InBev NV 3.625% 2015	36,500	39,114
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,795
Anheuser-Busch InBev NV 7.75% 2019	20,000	26,465
PepsiCo, Inc. 3.10% 2015	17,000	17,918
PepsiCo, Inc. 2.50% 2016	15,000	15,768
PepsiCo, Inc. 7.90% 2018	15,000	20,077
SABMiller Holdings Inc. 2.45% 20175	20,245	20,899
SABMiller Holdings Inc. 4.95% 20425	20,000	22,259
Altria Group, Inc. 9.25% 2019	15,000	20,880
Altria Group, Inc. 9.95% 2038	13,500	21,556
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,414
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,803
Coca-Cola Co. 1.50% 2015	18,970	19,400
Coca-Cola Co. 1.80% 2016	17,500	17,948
Pernod Ricard SA 2.95% 20175	35,500	35,988
British American Tobacco International Finance PLC 2.125% 20175	16,000	16,005
British American Tobacco International Finance PLC 9.50% 20185	13,580	18,521
Kroger Co. 3.90% 2015	16,250	17,546
Procter & Gamble Co. 1.45% 2016	13,460	13,738
		500,250

INDUSTRIALS — 0.88%
General Electric Capital Corp. 1.099% 20144	50,000	49,982
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,957
General Electric Capital Corp. 2.95% 2016	9,305	9,614
General Electric Capital Corp. 2.30% 2017	26,100	26,318
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,587
General Electric Capital Corp. 4.65% 2021	22,000	24,497
United Technologies Corp. 1.80% 2017	8,435	8,628
United Technologies Corp. 3.10% 2022	46,000	48,346
United Technologies Corp. 4.50% 2042	22,060	24,372
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	34,936
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,698
Union Pacific Corp. 5.75% 2017	4,325	5,151
Union Pacific Corp. 5.70% 2018	29,150	34,979
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163	4,243	4,346
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	6,688	7,071
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	$3,791	$4,038
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	7,002	7,620
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	6,537	7,109
Waste Management, Inc. 2.60% 2016	8,890	9,135
Waste Management, Inc. 4.60% 2021	15,000	16,726
Danaher Corp. 2.30% 2016	16,795	17,558
Atlas Copco AB 5.60% 20175	14,000	16,223
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20233	14,557	15,485
Canadian National Railway Co. 4.95% 2014	6,000	6,389
Canadian National Railway Co. 1.45% 2016	8,900	8,963
CSX Corp. 5.75% 2013	7,670	7,928
CSX Corp. 6.25% 2015	5,990	6,830
Volvo Treasury AB 5.95% 20155	9,460	10,329
Norfolk Southern Corp. 5.75% 2016	7,615	8,772
		468,587

HEALTH CARE — 0.87%
Cardinal Health, Inc. 4.00% 2015	37,100	39,846
Cardinal Health, Inc. 5.80% 2016	17,500	20,286
Cardinal Health, Inc. 4.625% 2020	20,000	22,464
Cardinal Health, Inc. 3.20% 2022	16,850	17,115
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,390
Express Scripts Inc. 3.125% 2016	23,000	23,977
Express Scripts Inc. 3.90% 20225	20,565	21,376
Express Scripts Inc. 6.125% 20415	15,000	18,321
Amgen Inc. 2.50% 2016	27,875	29,004
Amgen Inc. 2.125% 2017	16,000	16,214
Amgen Inc. 5.375% 2043	25,000	27,186
UnitedHealth Group Inc. 6.00% 2017	22,170	26,735
UnitedHealth Group Inc. 6.00% 2018	35,000	42,424
GlaxoSmithKline Capital Inc. 4.85% 2013	26,200	27,205
GlaxoSmithKline Capital PLC 1.50% 2017	17,500	17,560
GlaxoSmithKline Capital PLC 2.85% 2022	21,500	21,936
Gilead Sciences, Inc. 3.05% 2016	18,425	19,480
Gilead Sciences, Inc. 4.40% 2021	4,870	5,390
Novartis Capital Corp. 2.90% 2015	16,000	16,941
Biogen Idec Inc. 6.00% 2013	13,500	13,943
Coventry Health Care, Inc. 6.30% 2014	11,955	13,003
DENTSPLY International Inc. 2.75% 2016	9,830	10,008
		460,804

ENERGY — 0.81%
StatoilHydro ASA 2.90% 2014	13,285	13,942
StatoilHydro ASA 1.80% 2016	16,000	16,398
Statoil ASA 3.125% 2017	16,500	17,800
Kinder Morgan Energy Partners, LP 6.00% 2017	29,610	34,246
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,252
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,662
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,862
Devon Energy Corp. 1.875% 2017	9,315	9,332
Devon Energy Corp. 3.25% 2022	19,500	19,896
Woodside Finance Ltd. 4.60% 20215	24,975	26,803
Southwestern Energy Co. 4.10% 20225	26,000	26,426
Total Capital SA 3.00% 2015	17,000	18,057
Total Capital International 2.875% 2022	5,865	5,964
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,294
BG Energy Capital PLC 2.50% 20155	7,200	7,470
BG Energy Capital PLC 2.875% 20165	12,325	13,006
Williams Partners L.P. 4.125% 2020	13,500	14,162
Williams Partners L.P. 4.00% 2021	$3,010	$3,135
Transocean Inc. 6.375% 2021	13,050	14,964
Transocean Inc. 7.35% 2041	1,880	2,285
Shell International Finance BV 1.875% 2013	16,500	16,680
Petróleos Mexicanos 5.50% 20445	16,175	16,579
Cenovus Energy Inc. 4.50% 2014	15,000	16,026
Enterprise Products Operating LLC 5.20% 2020	13,000	14,908
Phillips 66 5.875% 20425	13,335	14,426
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,973
TransCanada PipeLines Ltd. 0.875% 2015	13,000	12,987
Enbridge Inc. 5.60% 2017	10,000	11,441
		427,976

CONSUMER DISCRETIONARY — 0.81%
Time Warner Cable Inc. 6.75% 2018	37,620	45,909
Time Warner Cable Inc. 5.00% 2020	25,000	28,138
Time Warner Cable Inc. 4.00% 2021	15,000	15,805
Comcast Corp. 5.30% 2014	15,000	15,967
Comcast Corp. 6.30% 2017	16,750	20,171
Comcast Corp. 6.45% 2037	15,000	18,325
Comcast Corp. 6.95% 2037	24,250	31,289
Volkswagen International Finance NV 1.078% 20144,5	17,000	16,974
Volkswagen International Finance NV 2.375% 20175	20,000	20,348
Home Depot, Inc. 4.40% 2021	15,000	17,358
Home Depot, Inc. 5.95% 2041	15,000	19,619
Thomson Reuters Corp. 5.95% 2013	8,140	8,520
Thomson Reuters Corp. 6.50% 2018	20,815	25,728
Time Warner Inc. 5.875% 2016	14,210	16,663
Time Warner Inc. 6.25% 2041	15,000	17,527
Daimler AG 2.40% 20175	25,000	25,411
Nordstrom, Inc. 6.75% 2014	10,000	11,093
Nordstrom, Inc. 4.00% 2021	6,245	6,868
Cox Communications, Inc. 5.45% 2014	15,500	17,068
NBCUniversal Media, LLC 2.875% 2016	16,000	16,704
Walt Disney Co. 0.875% 2014	15,500	15,607
Macy’s Retail Holdings, Inc. 7.875% 20154	10,000	11,710
Seminole Tribe of Florida 5.798% 20133,5	4,910	5,040
		427,842

TELECOMMUNICATION SERVICES — 0.78%
SBC Communications Inc. 5.10% 2014	15,000	16,388
AT&T Inc. 2.40% 2016	18,000	18,727
SBC Communications Inc. 5.625% 2016	24,300	28,170
BellSouth Capital Funding Corp. 7.875% 2030	51,500	67,453
SBC Communications Inc. 6.45% 2034	40,000	50,008
AT&T Inc. 5.35% 2040	7,000	8,076
Verizon Communications Inc. 3.00% 2016	34,000	36,184
Verizon Communications Inc. 6.25% 2037	20,000	25,567
Verizon Communications Inc. 4.75% 2041	3,100	3,429
Verizon Communications Inc. 6.00% 2041	7,900	10,067
Telecom Italia Capital SA 5.25% 2015	33,078	32,830
Telecom Italia Capital SA 6.999% 2018	13,467	13,467
Telecom Italia Capital SA 7.175% 2019	9,000	9,000
France Télécom 4.375% 2014	10,000	10,511
France Télécom 4.125% 2021	20,000	20,982
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,488
Deutsche Telekom International Finance BV 8.75% 20304	4,306	5,998
Deutsche Telekom International Finance BV 9.25% 2032	5,614	8,327
Deutsche Telekom International Finance BV 4.875% 20425	$620	$592
Telefónica Emisiones, SAU 3.729% 2015	4,175	3,804
Telefónica Emisiones, SAU 3.992% 2016	18,000	16,110
Telefónica Emisiones, SAU 5.134% 2020	11,825	10,208
		412,386

MATERIALS — 0.53%
ArcelorMittal 3.75% 2015	34,500	34,721
ArcelorMittal 5.25% 2020	20,000	19,216
ArcelorMittal 6.25% 2022	16,675	16,373
ArcelorMittal 7.00% 2039	25,000	24,365
Dow Chemical Co. 7.60% 2014	18,250	20,326
Rohm and Haas Co. 6.00% 2017	17,445	20,340
International Paper Co. 7.40% 2014	23,250	25,781
International Paper Co. 7.30% 2039	8,425	10,566
E.I. du Pont de Nemours and Co. 0.888% 20144	25,000	25,215
Xstrata Canada Financial Corp. 4.95% 20215	19,000	19,683
Newcrest Finance Pty Ltd. 4.45% 20215	15,500	15,948
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,528
Ecolab Inc. 3.00% 2016	12,365	13,055
Teck Resources Ltd. 4.75% 2022	10,055	10,833
Anglo American Capital PLC 2.15% 20135	9,525	9,599
		281,549

UTILITIES — 0.42%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	45,500	47,758
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,265
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,167
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,979
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	18,180
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	7,634
E.ON International Finance BV 5.80% 20185	24,450	28,688
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	20,521
Entergy Corp. 4.70% 2017	14,600	15,336
Electricité de France SA 6.95% 20395	12,000	14,276
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,167
Iberdrola Finance Ireland 3.80% 20145	11,000	10,711
Niagara Mohawk Power 3.553% 20145	10,000	10,544
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,5	2,847	3,083
		223,309

INFORMATION TECHNOLOGY — 0.19%
International Business Machines Corp. 1.95% 2016	52,500	54,080
International Business Machines Corp. 2.00% 2016	17,000	17,574
Cisco Systems, Inc. 0.718% 20144	19,000	19,106
Cisco Systems, Inc. 2.90% 2014	10,000	10,524
		101,284

Total corporate bonds & notes		4,812,335

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 8.38%
U.S. Treasury 1.125% 2013	99,333	100,159
U.S. Treasury 1.375% 2013	138,667	140,040
U.S. Treasury 1.50% 2013	172,500	175,571
U.S. Treasury 1.875% 20136	37,579	38,515
U.S. Treasury 2.75% 2013	291,500	300,997
U.S. Treasury 3.375% 2013	209,750	216,791
U.S. Treasury 4.25% 2013	189,835	198,307
U.S. Treasury 1.875% 2014	$194,100	$199,566
U.S. Treasury 2.625% 2014	175,000	183,026
U.S. Treasury 4.00% 2014	105,500	111,760
U.S. Treasury 1.875% 20156	106,450	115,905
U.S. Treasury 4.00% 2015	58,500	63,976
U.S. Treasury 4.50% 2016	58,500	66,836
U.S. Treasury 4.625% 2017	68,750	81,031
U.S. Treasury 1.125% 2019	222,500	222,961
U.S. Treasury 2.125% 20196	53,578	64,209
U.S. Treasury 2.00% 2022	234,250	242,320
U.S. Treasury 6.25% 2023	295,500	429,231
U.S. Treasury 2.375% 20256	61,026	80,561
U.S. Treasury 6.375% 2027	149,500	230,338
U.S. Treasury 5.25% 2029	15,000	21,180
U.S. Treasury 4.50% 2036	157,132	211,293
U.S. Treasury 4.625% 2040	214,720	297,422
U.S. Treasury 3.75% 2041	90,000	108,682
U.S. Treasury 4.75% 2041	160,750	227,360
U.S. Treasury 3.125% 2042	93,750	100,847
Freddie Mac 1.75% 2015	83,000	86,208
Freddie Mac 1.00% 2017	50,000	50,176
Fannie Mae 0.625% 2012	50,000	50,053
Fannie Mae 6.25% 2029	8,000	11,512
CoBank ACB 1.068% 20224,5	23,425	18,738
		4,445,571

ASSET-BACKED OBLIGATIONS3 — 0.18%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	17,487
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.892% 20164	14,000	14,045
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	12,412
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	9,857	9,966
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20145	9,000	9,163
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.04% 20344	12,197	8,952
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20334	2,882	2,841
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	3,712	3,598
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.04% 20344	7,984	5,879
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.543% 20194,5	3,969	3,894
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.845% 20334	92	78
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	3,263	3,220
CWABS, Inc., Series 2004-BC1, Class M-1, 0.995% 20344	3,054	2,423
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.045% 20344	1,006	814
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.145% 20344	960	607
		95,379

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.11%
Polish Government 5.25% 2014	2,500	2,647
Polish Government 6.375% 2019	14,350	16,956
Province of Ontario, Series 1, 1.875% 2012	16,750	16,842
Latvia (Republic of) 5.25% 20175	13,500	13,972
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,460	10,830
		61,247

MUNICIPALS — 0.08%
State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Taxable Series 2010-E, 6.60% 2042	15,000	19,921
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,440
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	8,411	8,367
		44,728

Total bonds & notes (cost: $13,368,303,000)		14,288,943

	Principal amount	Value
Short-term securities — 3.70%	(000)	(000)

Freddie Mac 0.07%–0.18% due 8/1/2012–2/14/2013	$424,650	$424,415
Fannie Mae 0.09%–0.185% due 8/27/2012–1/8/2013	342,100	341,904
U.S. Treasury Bills 0.061%–0.136% due 7/19/2012–1/10/2013	267,400	267,329
Federal Home Loan Bank 0.08%–0.17% due 7/18–11/21/2012	174,400	174,349
Federal Farm Credit Banks 0.14%–0.20% due 10/16/2012–6/18/2013	128,000	127,858
Coca-Cola Co. 0.19%–0.20% due 8/20–9/21/20125	113,000	112,962
Straight-A Funding LLC 0.15%–0.18% due 7/13–8/6/20125	88,119	88,110
Abbott Laboratories 0.12%–0.13% due 7/2–7/10/20125	74,300	74,299
Procter & Gamble Co. 0.13%–0.15% due 7/16–7/30/20125	65,000	64,994
Wal-Mart Stores, Inc. 0.12%–0.13% due 7/30/20125	51,000	50,995
Google Inc. 0.14% due 9/13/20125	50,000	49,982
Private Export Funding Corp. 0.17% due 9/11/20125	50,000	49,971
John Deere Credit Ltd. 0.17% due 7/26/20125	38,000	37,995
Texas Instruments Inc. 0.13% due 7/16/20125	30,000	29,998
Estée Lauder Companies Inc. 0.13% due 7/17/20125	25,000	24,998
Johnson & Johnson 0.17% due 11/1/20125	21,700	21,685
U.S. Bank, N.A. 0.14% due 7/2/2012	21,600	21,600

Total short-term securities (cost: $1,963,476,000)		1,963,444

Total investment securities (cost: $43,586,578,000)		53,738,694
Other assets less liabilities		(665,391)

Net assets		$53,073,303

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,043,708,000, which represented 1.97% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,740,253,000, which represented 3.28% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0812O-S32877

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 31, 2012